IRA RMA Program [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
UBS Liquid Assets Government Fund
Prospectus [Line Items]
Average Annual Return, Percent	4.24%	3.20%	2.17%